Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Premiums:
Direct premiums	$ 37,185	$ 27,596	$ 27,165
Reinsurance assumed	1,484	1,377	1,313
Reinsurance ceded	(2,308)	(1,902)	(2,321)
Net premiums	36,361	27,071	26,157
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	8,455	6,621	5,784
Reinsurance assumed	154	138	106
Reinsurance ceded	(803)	(731)	(693)
Net universal life and investment-type product policy fees	7,806	6,028	5,197
Other revenues:
Direct other revenues	2,468	2,256	2,264
Reinsurance assumed	2	0	1
Reinsurance ceded	62	72	64
Net other revenues	2,532	2,328	2,329
Policyholder benefits and claims:
Direct policyholder benefits and claims	37,588	31,402	30,031
Reinsurance assumed	1,101	1,275	1,024
Reinsurance ceded	(3,218)	(3,490)	(3,050)
Net policyholder benefits and claims	35,471	29,187	28,005
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances	5,600	4,917	4,842
Reinsurance assumed	3	2	3
Reinsurance ceded	0	0	0
Net interest credited to policyholder account balances	5,603	4,919	4,845
Policyholder dividends:
Direct policyholder dividends	1,446	1,485	1,649
Reinsurance assumed	17	17	13
Reinsurance ceded	(17)	(17)	(13)
Net policyholder dividends	1,446	1,485	1,649
Other expenses:
Direct other expenses	18,672	13,035	10,774
Reinsurance assumed	168	116	133
Reinsurance ceded	(303)	(224)	(146)
Net other expenses	$ 18,537	$ 12,927	$ 10,761